Convertible Bonds (Details) - Convertible Debt [Member] - USD ($)		1 Months Ended			6 Months Ended
		Jun. 30, 2011	May 16, 2011	Jan. 31, 2011	Jun. 30, 2011	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Convertible, Principal amount		$ 4,000,000	$ 10,000,000	$ 4,000,000	$ 4,000,000	$ 0	$ 0	$ 18,000,000
Debt Instrument, Convertible, Interest rate		6.00%	6.00%	6.00%	6.00%
Debt Instrument, Convertible, Type		Unsecured convertible bond	Unsecured convertible bond	Unsecured convertible bond
Debt Instrument, Convertible, Conversion Date		Within 3 years after issue date	Within 3 years after issue date	Within 3 years after issue date
Debt Instrument, Convertible, Underlying share		Ordinary Share	Ordinary Share	Ordinary Share
Debt Instrument, Convertible, Guaranteed interest rate at maturity		15.00%	15.00%	15.00%	15.00%
Debt Instrument, Convertible, Conversion price	[1]	$ 1.04	$ 1.04	$ 0.8625	$ 1.04

[1]	The conversion price is adjusted by the bonus shares